SCHEDULE OF OPERATING LEASES (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Lease
Operating lease right-of-use assets	$ 53,214	$ 37,999
Operating lease liabilities, current	32,489	38,109
Operating lease liabilities, noncurrent	20,868
Total operating lease liabilities	$ 53,357	$ 38,109
Weighted average remaining lease term (in years)	1 year 10 months 9 days	5 months 4 days